Fair Value Measurements (Tables)	6 Months Ended
Sep. 30, 2024
Fair Value Disclosures [Abstract]
Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables present recorded amounts of major financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2024 and September 30, 2024:
March 31, 2024

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥129,959	¥0	¥33,393	¥96,566
Available-for-sale debt securities:	2,665,478	11,491	2,334,690	319,297
Japanese and foreign government bond securities*2	1,034,914	4,303	1,030,611	0
Japanese prefectural and foreign municipal bond securities	401,465	0	390,543	10,922
Corporate debt securities*3	844,579	7,188	831,805	5,586
CMBS and RMBS in the Americas	87,740	0	80,575	7,165
Other asset-backed securities and debt securities	296,780	0	1,156	295,624
Equity securities*4*5	415,607	108,964	143,786	162,857
Derivative assets:	72,986	52	66,433	6,501
Interest rate swap agreements	18,995	0	18,995	0
Options held/written and other	15,349	0	8,848	6,501
Futures, foreign exchange contracts	38,172	52	38,120	0
Foreign currency swap agreements	470	0	470	0
Netting*6	(47,496)	0	0	0
Net derivative assets	25,490	0	0	0
Other assets:	2,786	0	0	2,786
Reinsurance recoverables*7	2,786	0	0	2,786

Total	¥3,286,816	¥120,507	¥2,578,302	¥588,007

Liabilities:
Derivative liabilities:	¥95,686	¥607	¥90,862	¥4,217
Interest rate swap agreements	3,728	0	3,728	0
Options held/written and other	14,394	0	10,177	4,217
Futures, foreign exchange contracts	70,997	607	70,390	0
Foreign currency swap agreements	6,563	0	6,563	0
Credit derivatives written	4	0	4	0
Netting*6	(47,496)	0	0	0
Net derivative Liabilities	48,190	0	0	0
Policy Liabilities and Policy Account Balances:	167,207	0	0	167,207
Variable annuity and variable life insurance contracts*8	167,207	0	0	167,207

Accounts Payable	14,136	0	0	14,136

Contingent Consideration	14,136	0	0	14,136

Total	¥277,029	¥607	¥90,862	¥185,560

September 30, 2024

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥130,873	¥0	¥47,823	¥83,050
Available-for-sale debt securities:	2,601,080	12,328	2,352,451	236,301
Japanese and foreign government bond securities*2	1,086,796	7,862	1,078,934	0
Japanese prefectural and foreign municipal bond securities	411,845	0	401,469	10,376
Corporate debt securities*3	799,148	4,466	789,305	5,377
CMBS and RMBS in the Americas	86,466	0	79,704	6,762
Other asset-backed securities and debt securities	216,825	0	3,039	213,786
Equity securities*4*5	399,999	105,116	129,231	165,652
Derivative assets:	63,075	78	53,432	9,565
Interest rate swap agreements	14,184	0	14,184	0
Options held/written and other	13,601	0	4,036	9,565
Futures, foreign exchange contracts	33,080	78	33,002	0
Foreign currency swap agreements	2,210	0	2,210	0
Netting*6	(29,924)	0	0	0
Net derivative assets	33,151	0	0	0
Other assets:	2,859	0	0	2,859
Reinsurance recoverables*7	2,859	0	0	2,859

Total	¥3,197,886	¥117,522	¥2,582,937	¥497,427

Liabilities:
Derivative liabilities:	¥85,690	¥892	¥83,900	¥898
Interest rate swap agreements	3,496	0	3,496	0
Options held/written and other	14,351	0	13,453	898
Futures, foreign exchange contracts	66,432	892	65,540	0
Foreign currency swap agreements	1,407	0	1,407	0
Credit derivatives written	4	0	4	0
Netting*6	(29,924)	0	0	0
Net derivative Liabilities	55,766	0	0	0
Policy Liabilities and Policy Account Balances:	151,331	0	0	151,331
Variable annuity and variable life insurance contracts*8	151,331	0	0	151,331
Accounts Payable	14,174	0	0	14,174
Contingent Consideration	14,174	0	0	14,174

Total	¥251,195	¥892	¥83,900	¥166,403

*1
A certain subsidiary elected the fair value option on certain loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and institutional investors. Included in “Other (income) and expense” in the consolidated statements of income were a gain of ¥353 million and ¥
451 million from the change in the fair value of the loans for the six months ended September 30, 2023 and 2024, respectively. No gains or losses were recognized in earnings during the six months ended September 30, 2023 and 2024 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2024, were ¥130,554 million and ¥129,959 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥595 million. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of September 30, 2024, were ¥130,663 million and ¥130,873 million, respectively, and the amount of the aggregate fair value was more than the amount of aggregate unpaid principal balance by ¥
210 million. There were no loans that are 90 days or more past due or, in non-accrual
status as of March 31, 2024. The amounts of aggregate unpaid principal balance and aggregate fair value of loans that are 90 days or more past due or, in non-accrual status as of September 30, 2024, were ¥13,151 million and ¥12,903 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥248 million.

*2
A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale
debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were losses of ¥7 million and gains of ¥
41 million from the change in the fair value of those investments for the six months ended September 30, 2023 and 2024, respectively. The amounts of aggregate fair value elected the fair value option were ¥1,000 million and ¥6,795 million as of March 31, 2024 and September 30, 2024, respectively.

*3
A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale
debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were losses of ¥48 million and gains of ¥
415 million from the change in the fair value of those investments for the six months ended September 30, 2023 and 2024, respectively. The amounts of aggregate fair value elected the fair value option were ¥7,751 million and ¥9,996 million as of March 31, 2024 and September 30, 2024, respectively.

*4
Certain subsidiaries elected the fair value option for certain investments in investment funds included in equity securities. Included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” in the consolidated statements of income were gains of ¥819 million and ¥1,799 million from the change in the fair value of those investments for the six months ended September 30, 2023 and 2024, respectively. The amounts of aggregate fair value elected the fair value option were ¥26,945 million and ¥25,618 million as of March 31, 2024 and September 30, 2024, respectively.

*5
The amounts of investment funds measured at net asset value per share which are not included in the above tables were ¥85,280 million and ¥95,317 million as of March 31, 2024 and September 30, 2024, respectively.

*6	It represents the amount offset under counterparty netting of derivative assets and liabilities.
*7
Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥2,786 million and ¥2,859 million as of March 31, 2024 and September 30, 2024, respectively. For the effect of changes in the fair value of those reinsurance contracts on earnings during the six months ended September 30, 2023 and 2024, see Note 17 “Income and Expenses Relating to Life Insurance Operations.”

*8
Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥167,207 million and ¥151,331 million as of March 31, 2024 and September 30, 2024, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings during the six months ended September 30, 2023 and 2024, see Note 17 “Income and Expenses Relating to Life Insurance Operations.”

Reconciliation of Financial Assets and Liabilities (Net) Measured at Fair Value on Recurring Basis Using Significant Unobservable Input
The following tables present the reconciliation of financial assets and liabilities (net) measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the six months ended September 30, 2023 and 2024:
Six months ended September 30, 2023

	Millions of yen
	Balance at April 1, 2023	Gains or losses (realized/unrealized)			Purchases*3	Sales	Settlements*4	Transfers in and/ or out of Level 3 (net)	Balance at September 30, 2023	Change in unrealized gains or losses included in earnings for assets and liabilities still held at September 30, 2023*1	Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at September 30, 2023*2
		Included in earnings*1	Included in other comprehensive income*2	Total
Loans held for sale	¥173,849	¥339	¥18,249	¥18,588	¥3,132	¥(58,350)	¥(9,830)	¥0	¥127,389	¥140	¥18,249
Available-for-sale debt securities	243,602	12,527	13,684	26,211	21,976	(3,651)	(7,256)	1,273	282,155	11,956	14,095
Japanese prefectural and foreign municipal bond securities	3,331	(80)	501	421	0	0	0	1,273	5,025	(80)	472
Corporate debt securities	4,737	719	(0)	719	14	0	(70)	0	5,400	539	(0)
CMBS and RMBS in the Americas	0	0	196	196	6,879	0	0	0	7,075	0	0
Other asset-backed securities and debt securities	235,534	11,888	12,987	24,875	15,083	(3,651)	(7,186)	0	264,655	11,497	13,623
Equity securities	143,074	2,383	17,399	19,782	3,342	(401)	(663)	0	165,134	2,175	17,400
Investment funds	143,074	2,383	17,399	19,782	3,342	(401)	(663)	0	165,134	2,175	17,400
Derivative assets and liabilities (net)	(7,824)	4,229	(619)	3,610	0	0	0	0	(4,214)	4,229	(619)
Options held/written and other	(7,824)	4,229	(619)	3,610	0	0	0	0	(4,214)	4,229	(619)
Other asset	4,676	(1,409)	0	(1,409)	500	0	(97)	0	3,670	(1,409)	0
Reinsurance recoverables*5	4,676	(1,409)	0	(1,409)	500	0	(97)	0	3,670	(1,409)	0
Policy Liabilities and Policy Account Balances	163,734	(10,121)	(170)	(10,291)	0	0	(13,848)	0	160,177	(10,121)	(170)
Variable annuity and variable life insurance contracts*6	163,734	(10,121)	(170)	(10,291)	0	0	(13,848)	0	160,177	(10,121)	(170)

Six months ended September 30, 2024

	Millions of yen
	Balance at April 1, 2024	Gains or losses (realized/unrealized)			Purchases*3	Sales	Settlements*4	Transfers in and/ or out of Level 3 (net)	Balance at September 30, 2024	Change in unrealized gains or losses included in earnings for assets and liabilities still held at September 30, 2024*1	Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at September 30, 2024*2
		Included in earnings *1	Included in other comprehensive incom e*2	Total
Loans held for sale	¥96,566	¥(222)	¥(4,910)	¥(5,132)	¥453	¥0	¥(8,837)	¥0	¥83,050	¥56	¥(4,910)
Available-for-sale debt securities	319,297	(3,251)	(6,019)	(9,270)	65,240	(50,630)	(88,336)	0	236,301	(3,649)	25,351
Japanese prefectural and foreign municipal bond securities	10,922	(61)	(476)	(537)	0	0	(9)	0	10,376	(61)	(476)
Corporate debt securities	5,586	(124)	(15)	(139)	0	0	(70)	0	5,377	(325)	(15)
CMBS and RMBS in the Americas	7,165	0	(403)	(403)	0	0	0	0	6,762	0	(403)
Other asset-backed securities and debt securities	295,624	(3,066)	(5,125)	(8,191)	65,240	(50,630)	(88,257)	0	213,786	(3,263)	26,245
Equity securities	162,857	(4,902)	(9,831)	(14,733)	19,451	0	(1,923)	0	165,652	(4,956)	(9,834)
Investment funds	162,857	(4,902)	(9,831)	(14,733)	19,451	0	(1,923)	0	165,652	(4,956)	(9,834)
Derivative assets and liabilities (net)	2,284	6,921	(538)	6,383	0	0	0	0	8,667	6,921	(538)
Options held/written and other	2,284	6,921	(538)	6,383	0	0	0	0	8,667	6,921	(538)
Other asset	2,786	(365)	0	(365)	476	0	(38)	0	2,859	(365)	0
Reinsurance recoverables*5	2,786	(365)	0	(365)	476	0	(38)	0	2,859	(365)	0
Policy Liabilities and Policy Account Balances	167,207	4,141	(104)	4,037	0	0	(11,839)	0	151,331	4,141	(104)
Variable annuity and variable life insurance contracts*6	167,207	4,141	(104)	4,037	0	0	(11,839)	0	151,331	4,141	(104)
Accounts Payable:	14,136	(382)	344	(38)	0	0	0	0	14,174	(382)	344
Contingent Consideration	14,136	(382)	344	(38)	0	0	0	0	14,174	(382)	344

*1
Principally, gains and losses from
available-for-sale
debt securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; equity securities are included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” and derivative assets and liabilities (net) are included in “Other (income) and expense” respectively. Additionally, for available-for-sale
debt securities, amortization of interest recognized in finance revenues is included in these columns.

*2
Unrealized gains and losses from loans held for sale are included in “Net change of foreign currency translation adjustments”, unrealized gains and losses from available-for-sale
debt securities are included in “Net change of unrealized gains (losses) on investment in securities” and “Net change of foreign currency translation adjustments”, unrealized gains and losses from equity securities, and derivative assets and liabilities (net) are included mainly in “Net change of foreign currency translation adjustments”, unrealized gains and losses from policy liabilities and policy account balances are included in “Net change of debt valuation adjustments”, unrealized gains and losses from accounts payable are included in “Net change of foreign currency translation adjustments.”

*3	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
*4
Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.

*5
“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”

*6
“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events. For a reconciliation of the total amount of policyholder account balances and the balances of market risk benefits related to variable annuity and variable life insurance contracts during year ended March 31, 2024 and for the six months ended September 30, 2024, see Note 18 “Long-Durations Insurance Contracts Relating to Life Insurance Operations.”

Recorded Amounts of Major Assets Measured at Fair Value on Nonrecurring Basis
The following tables present recorded amounts of assets measured at fair value on a nonrecurring basis during year ended March 31, 2024 and the six months ended September 30, 2024. These assets are measured at fair value on a nonrecurring basis mainly to recognize impairment:
Year ended March 31, 2024

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale	¥1,706	¥0	¥1,706	¥0
Real estate collateral-dependent loans (net of allowance for credit losses)	5,535	0	261	5,274
Investment in operating leases and property under facility operations	1,205	0	0	1,205
Certain equity securities	18,484	0	18,484	0
Certain equity method investments	461	0	0	461

	¥27,391	¥0	¥20,451	¥6,940

Six months ended September 30, 2024
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale	¥1,106	¥0	¥1,106	¥0
Real estate collateral-dependent loans (net of allowance for credit losses)	2,908	0	0	2,908
Investment in operating leases and property under facility operations	169	0	0	169
Certain equity securities	11,664	0	11,664	0
Certain equity method investments	1,285	0	0	1,285

	¥17,132	¥0	¥12,770	¥4,362

Information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets and liabilities measured at fair value on a recurring basis
The following tables provide information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets and liabilities measured at fair value on a recurring basis as of March 31, 2024 and September 30, 2024.

	March 31, 2024
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Loans held for sale	¥96,566	Discounted cash flows	Discount rate	7.7% – 13.0% (10.0%)
Available-for-sale debt securities:
Japanese prefectural and foreign municipal bond securities	7,145	Discounted cash flows	Discount rate	4.9% – 10.5% (5.8%)
	3,777	Appraisals/Broker quotes	—	—
Corporate debt securities	140	Discounted cash flows	Discount rate	0.4% (0.4%)
	5,446	Appraisals/Broker quotes	—	—
CMBS and RMBS in the Americas	7,165	Appraisals/Broker quotes	—	—
Other asset-backed securities and debt securities	28,391	Discounted cash flows	Discount rate	0.3% – 51.2% (6.7%)
			Probability of default	1.9% (1.9%)
	267,233	Appraisals/Broker quotes	—	—
Equity securities:
Investment funds	131,907	Discounted cash flows	WACC	12.8% – 26.4% (17.2%)
			EV/Terminal EBITDA multiple	7.5x-12.0x (9.5x)
		Market multiples	EV/Last twelve months EBITDA multiple	8.1x-9.5x (8.8x)
			EV/Forward EBITDA multiple	6.8x-9.6x (8.2x)
			EV/Precedent transaction last twelve months EBITDA multiple	8.0x-13.0x (9.9x)
	24,668	Appraisals/Broker quotes	—	—
	6,282	Discounted cash flows	Discount rate	8.0% – 12.0% (10.3%)
Derivative assets:
Options held/written and other	6,501	Discounted cash flows	Discount rate	12.0% – 33.0% (14.6%)
Other assets:
Reinsurance recoverables	2,786	Discounted cash flows	Discount rate	(0.1)% – 1.6% (0.5%)
			Mortality rate	0.0% – 100.0% (2.9%)
			Lapse rate	1.5% – 14.0% (4.8%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0%
				(100.0%)

Total	¥588,007

Liabilities:
Derivative liabilities:
Options held/written and other	¥4,198	Discounted cash flows	Discount rate	12.0% – 33.0% (14.6%)
	19	Appraisals/Broker quotes	—	—
Policy liabilities and Policy Account Balances:
Variable annuity and variable life insurance contracts	167,207	Discounted cash flows	Discount rate	(0.1)% – 1.6% (0.5%)
			Mortality rate	0.0% – 100.0% (2.1%)
			Lapse rate	1.5% – 30.0% (5.9%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% (66.7%)
Accounts Payable:
Contingent Consideration	14,136	Discounted cash flows	EV/Terminal EBITDA multiple	15.0x
				( 15.0x )

Total	¥185,560

	September 30, 2024
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Loans held for sale	¥83,050	Discounted cash flows	Discount rate	6.6% – 11.4% (8.7%)
Available-for-sale debt securities:
Japanese prefectural and foreign municipal bond securities	6,816	Discounted cash flows	Discount rate	4.4% – 9.8% (8.0%)
	3,560	Appraisals/Broker quotes	—	—
Corporate debt securities	70	Discounted cash flows	Discount rate	0.6% (0.6%)
	5,307	Appraisals/Broker quotes	—	—
CMBS and RMBS in the Americas	6,762	Appraisals/Broker quotes	—	—
Other asset-backed securities and debt securities	34,420	Discounted cash flows	Discount rate	0.4% – 51.2% (5.3%)
			Probability of default	0.3% (0.3%)
	179,366	Appraisals/Broker quotes	—	—
Equity securities:
Investment funds	118,652	Discounted cash flows	WACC	13.3% – 23.7% (17.4%)
			EV/Terminal EBITDA multiple	7.5x-12x (9.1 x )
		Market multiples	EV/Last twelve months EBITDA multiple	8x-10.8x (9.1 x )
			EV/Forward EBITDA multiple	7.1x-10.8x (8.8 x )
			EV/Precedent transaction last twelve months EBITDA multiple	8x-11.4x (9.4 x )
	40,766	Appraisals/Broker quotes	—	—
	6,234	Discounted cash flows	Discount rate	8.0% – 12.0% (11.8%)
Derivative assets:
Options held/written and other	9,565	Discounted cash flows	Discount rate	12.0% –33.0% (14.7%)
Other assets:
Reinsurance recoverables	2,859	Discounted cash flows	Discount rate	0.0% –1.6% (0.7%)
			Mortality rate	0.0% –100.0% (2.9%)
			Lapse rate	1.5% – 14.0% (4.8%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% –100.0% (100.0%)

Total	¥497,427

Liabilities:
Derivative liabilities:
Options held/written and other	¥898	Discounted cash flows	Discount rate	12.0% –33.0% (14.7%)
Policy liabilities and Policy Account Balances:
Variable annuity and variable life insurance contracts	151,331	Discounted cash flows	Discount rate	0.0% –1.6% (0.7%)
			Mortality rate	0.0% –100.0% (2.3%)
			Lapse rate	1.5% – 30.0% (5.8%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% –100.0% (67.0%)
Accounts Payable:
Contingent Consideration	14,174	Discounted cash flows	EV/Terminal EBITDA multiple	15.0x (15.0x)

Total	¥166,403

Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets Measured at Fair Value on Nonrecurring Basis
The following tables provide information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets measured at fair value on a nonrecurring basis during year ended March 31, 2024 and the six months ended September 30, 2024.

	Year ended March 31, 2024
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Real estate collateral-dependent loans (net of allowance for credit losses)	¥892	Direct capitalization	Capitalization rate	4.6% – 6.3% (5.3%)
	4,382	Appraisals	—	—
Investment in operating leases and property under facility operations	337	Discounted cash flows	Discount rate	0.0% – 13.0% (3.6%)
	868	Appraisals	—	—
Certain equity method investments	461	Market multiples	EV/EBITDA multiple	3x-6x ( 4.5x )

	¥6,940

	Six months ended September 30, 2024
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Real estate collateral-dependent loans (net of allowance for credit losses)	¥1,064	Direct capitalization	Capitalization rate	4.6% – 6.5% (5.2%)
	1,844	Appraisals	—	—
Investment in operating leases and property under facility operations	169	Appraisals
Certain equity method investments	1,285	Appraisals	—	—

	¥4,362